Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Warranty by Endorsement and Sureties [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	$ 280,838	$ 341,676
Net change on exposures	(51,090)	(39,384)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(5,669)	(21,454)
Exposure as at ending of period	224,079	280,838
ECL Exposures On Foreign Office Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	63	428
Net change on exposures	2,819	(348)
Transfer to Stage 1
Transfer to Stage 2
Impact on year-end ECL of exposures transferred between stages during the year	2,974	(1)
Changes to models and assumptions	393	(25)
Transfer to Stage 3
Foreign exchange adjustments	(181)	9
Exposure as at ending of period	6,068	63
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	249,306	332,965
Net change on exposures	(31,759)	(47,268)
Transfer to Stage 1	29,099	5,243
Transfer to Stage 2	(55,270)	(22,454)
Transfer to Stage 3
Foreign exchange adjustments	(5,325)	(19,180)
Exposure as at ending of period	186,051	249,306
Stage 1 - Individual [Member] | ECL Exposures On Foreign Office Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	41	428
Net change on exposures	(19)	(366)
Transfer to Stage 1	1	8
Transfer to Stage 2	(18)	(6)
Impact on year-end ECL of exposures transferred between stages during the year		(1)
Changes to models and assumptions	167	(32)
Transfer to Stage 3
Foreign exchange adjustments	2	10
Exposure as at ending of period	174	41
Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	395	138
Net change on exposures	(231)	273
Transfer to Stage 1		7
Transfer to Stage 2	(65)
Transfer to Stage 3
Foreign exchange adjustments	32	(23)
Exposure as at ending of period	131	395
Stage 1 - Group [Member] | ECL Exposures On Foreign Office Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	31,137	8,573
Net change on exposures	(19,038)	7,604
Transfer to Stage 1	(29,099)	(5,243)
Transfer to Stage 2	55,270	22,454
Transfer to Stage 3	(6,069)
Foreign exchange adjustments	66	(2,251)
Exposure as at ending of period	32,267	31,137
Stage 2 - Individual [Member] | ECL Exposures On Foreign Office Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	22
Net change on exposures	2,838	18
Transfer to Stage 1	(1)	(8)
Transfer to Stage 2	18	6
Impact on year-end ECL of exposures transferred between stages during the year	159
Changes to models and assumptions	226	7
Transfer to Stage 3	(3,034)
Foreign exchange adjustments	36	(1)
Exposure as at ending of period	264	22
Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures	(62)	7
Transfer to Stage 1		(7)
Transfer to Stage 2	65
Transfer to Stage 3
Foreign exchange adjustments	(3)
Exposure as at ending of period
Stage 2 - Group [Member] | ECL Exposures On Foreign Office Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3	6,069
Foreign exchange adjustments	(439)
Exposure as at ending of period	5,630
Stage 3 - Individual [Member] | ECL Exposures On Foreign Office Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Impact on year-end ECL of exposures transferred between stages during the year	2,815
Changes to models and assumptions
Transfer to Stage 3	3,034
Foreign exchange adjustments	(219)
Exposure as at ending of period	5,630
Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Group [Member] | ECL Exposures On Foreign Office Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period